Note 5 - Blanket Zimbabwe Indigenisation Transaction - Shareholder Percentages and Facilitation Loan Balances (Details) - USD ($) $ in Thousands			6 Months Ended
		Feb. 20, 2012	Jun. 30, 2024	Dec. 31, 2023
Statement Line Items [Line Items]
Shareholding		51.00%	36.00%
NCI Recognized			13.20%
NCI subject to facilitation loans			12.80%
Faciliation loans	[1]		$ 12,690	$ 13,397
NIEEF [member]
Statement Line Items [Line Items]
Shareholding		16.00%	16.00%
NCI Recognized			3.20%
NCI subject to facilitation loans			12.80%
Faciliation loans	[1]		$ 8,096	8,489
Community Trust [member]
Statement Line Items [Line Items]
Shareholding		10.00%	10.00%
NCI Recognized			10.00%
NCI subject to facilitation loans			0.00%
Faciliation loans	[1]		$ 0	0
BETS [member]
Statement Line Items [Line Items]
Shareholding	[2]		10.00%
Faciliation loans	[1],[2]		$ 4,594	$ 4,908

[1]	Facilitation loans are accounted for as equity instruments and are accordingly not recognised as loans receivable.
[2]	Accounted for under IAS19 Employee Benefits.